Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue by Revenue Source
The following table presents the Company’s revenues disaggregated by revenue source:

	For the Years Ended December 31,
(in thousands)	2021	2020	2019
Revenues from sales to unaffiliated customers:
Consumers	$74,757	$61,586	$35,438
Commercial	38,914	14,604	2,740

Total	$113,671	$76,190	$38,178

During the years ended December 31, 2021, 2020 and 2019, over 90% of the Company’s revenue was generated from customers located in the United States.

Schedule of Allowance for Credit Losses
The following table presents activity for revenue reserves for the years ended December 31, 2021 and 2020:

	For the Years Ended December 31,
(in thousands)	2021	2020
Beginning balance	$824	$—
Additions and other adjustments	4,094	824

Ending balance	$4,918	$824